Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting

18.	Segment Reporting
We are organized into four operating segments: North America, Latin America, EMEA and APAC. We combine our North America and Latin America operating segments into the “Americas” for reporting Net Sales by geographic area. In accordance with the objective and basic principles of the applicable accounting guidance, we aggregate our operating segments into one reportable segment that consists of the design, manufacture and sale of products used primarily in the maintenance of nonresidential surfaces.
Net Sales attributed to each geographic area for the three and nine months ended September 30, 2017 and 2016 were as follows:

	Three Months Ended		Nine Months Ended
	September 30		September 30
	2017	2016	2017	2016
Americas	$161,037	$152,294	$472,953	$449,704
EMEA	78,851	29,309	189,483	94,433
APAC	22,033	18,531	61,335	52,689
Total	$261,921	$200,134	$723,771	$596,826

Net Sales are attributed to each geographic area based on the end user country and are net of intercompany sales.

Segment Reporting
We are organized into four operating segments: North America; Latin America; Europe, Middle East, Africa; and Asia Pacific. We combine our North America and Latin America operating segments into the "Americas" for reporting net sales by geographic area. In accordance with the objective and basic principles of the applicable accounting guidance, we aggregate our operating segments into one reportable segment that consists of the design, manufacture and sale of products used primarily in the maintenance of nonresidential surfaces.
The following table presents Net Sales by geographic area for the years ended December 31:

	2016	2015	2014
Net Sales:
Americas	$607,026	$591,405	$569,004
Europe, Middle East, Africa	129,046	139,834	165,686
Asia Pacific	72,500	80,560	87,293
Total	$808,572	$811,799	$821,983

The following table presents long-lived assets by geographic area as of December 31:

	2016	2015	2014
Long-lived assets:
Americas	$134,737	$110,842	$103,958
Europe, Middle East, Africa	19,606	11,100	24,051
Asia Pacific	4,334	4,658	3,669
Total	$158,677	$126,600	$131,678

Accounting policies of the operations in the various operating segments are the same as those described in Note 1. Net Sales are attributed to each operating segment based on the end user country and are net of intercompany sales. Information regarding sales to customers geographically located in the United States is provided in Item 1, Business - Segment and Geographic Area Financial Information. No single customer represents more than 10% of our consolidated Net Sales.
Long-lived assets consist of Property, Plant and Equipment, Goodwill, Intangible Assets and certain other assets. Long-lived assets located in the Netherlands totaled $14,742, $9,724 and $14,066 as of the years ended December 31, 2016, 2015 and 2014, respectively. There are no other individual foreign locations which have long-lived assets which represent more than 10% of our consolidated long-lived assets.
The following table presents revenues for groups of similar products and services for the years ended December 31:

	2016	2015	2014
Net Sales:
Equipment	$491,075	$499,634	$500,141
Parts and consumables	173,632	175,697	182,845
Service and other	114,719	112,622	114,027
Specialty surface coatings	29,146	23,846	24,970
Total	$808,572	$811,799	$821,983